Related-party transactions	12 Months Ended
Dec. 31, 2021
Related-party transactions [Abstract]
Related-party transactions
15.	Related-party transactions

Board of director and executive management compensation

For key management, including the board of directors (eight individuals excluding the CEO) and the executive management (six individuals including the CEO), compensation was as follows:

	For the years ended December 31,
In CHF thousands	2021	2020	2019
Short-term employee benefits	4,403	3,497	3,526
Post-employment benefits	266	214	215
Share-based compensation	2,997	2,578	2,155
Total	7,666	6,289	5,896